Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Company has adopted a pre-approved plan document that has received an opinion letter from the IRS dated August 19, 2020, stating that the form of the pre-approved plan document was in compliance with the applicable requirements of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. No uncertain positions have been identified that would require such recognition or disclosure in the financial statements as of December 31, 2025 and 2024. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no such audits.